Submission	Feb. 11, 2025
Submission [Line Items]
Central Index Key	0001005210
Registrant Name	SUBURBAN PROPANE PARTNERS LP
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES